CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, shares issued	92,900,000	63,900,000	63,900,000
Common stock, shares outstanding	92,900,000	63,900,000	63,900,000